Schedule of investments
Delaware Diversified Income Fund	January 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 2.78%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	2,916	$ 2,939
Series 2002-T19 A1 6.50% 7/25/42	36,361	37,055
Series 2004-T1 1A2 6.50% 1/25/44	8,695	8,895
Fannie Mae REMIC Trust
Series 2002-W6 2A 7.50% 6/25/42 •	8,516	8,370
Series 2003-W1 2A 5.223% 12/25/42 •	5,465	5,270
Series 2004-W11 1A2 6.50% 5/25/44	96,327	98,419
Fannie Mae REMICs
Series 2013-44 Z 3.00% 5/25/43	23,786	17,433
Series 2017-40 GZ 3.50% 5/25/47	2,051,796	1,877,622

Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ♦	4,515,000	4,338,816
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	1,704,824	1,469,069
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 6.509% (SOFR + 1.16%) 12/25/29 •	788,046	788,816
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-DNA6 M2 144A 7.345% (SOFR + 2.00%) 12/25/50 #, •	6,425,872	6,504,033
Series 2021-DNA1 M2 144A 7.145% (SOFR + 1.80%) 1/25/51 #, •	12,855,204	12,981,100
Series 2021-DNA3 M2 144A 7.445% (SOFR + 2.10%) 10/25/33 #, •	6,770,000	6,850,428
Series 2021-DNA5 M2 144A 6.995% (SOFR + 1.65%) 1/25/34 #, •	5,673,315	5,696,349
Series 2021-HQA1 M2 144A 7.595% (SOFR + 2.25%) 8/25/33 #, •	17,177,117	17,461,570
Series 2021-HQA2 M2 144A 7.395% (SOFR + 2.05%) 12/25/33 #, •	13,430,000	13,605,956
Series 2022-DNA1 M2 144A 7.845% (SOFR + 2.50%) 1/25/42 #, •	3,500,000	3,532,490
Series 2022-DNA2 M2 144A 9.095% (SOFR + 3.75%) 2/25/42 #, •	2,000,000	2,081,194
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	11,654	12,016
Series T-58 2A 6.50% 9/25/43 ♦	159,439	161,745
GNMA
Series 2013-113 LY 3.00% 5/20/43	1,154,832	1,049,200
NQ- 189 [0124] 0324 (3434493)    1

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2013-182 CZ 2.50% 12/20/43	1,170,448	$ 1,030,360
Total Agency Collateralized Mortgage Obligations (cost $79,016,210)		79,619,145

Agency Commercial Mortgage-Backed Securities — 0.04%
FREMF Mortgage Trust
Series 2015-K44 B 144A 3.846% 1/25/48 #, •	1,000,000	978,776
Series 2017-K71 B 144A 3.88% 11/25/50 #, •	80,000	76,091
Total Agency Commercial Mortgage-Backed Securities (cost $1,052,504)		1,054,867

Agency Mortgage-Backed Securities — 27.93%
Fannie Mae 3.00% 2/1/57	116,405	101,412
Fannie Mae S.F. 15 yr
2.00% 3/1/37	13,606,499	12,302,018
2.50% 7/1/36	12,116,572	11,155,574
2.50% 8/1/36	111,292	102,573
4.50% 5/1/38	3,394,178	3,368,420
Fannie Mae S.F. 20 yr
2.00% 3/1/41	7,408,878	6,311,712
2.00% 5/1/41	6,988,819	5,990,801
3.00% 9/1/37	2,115,089	1,984,171
4.00% 5/1/43	8,030,684	7,806,992
5.50% 8/1/43	3,567,555	3,613,916
Fannie Mae S.F. 30 yr
2.00% 11/1/50	9,430,544	7,718,962
2.00% 12/1/50	2,502,812	2,048,418
2.00% 1/1/51	2,488,560	2,045,142
2.00% 2/1/51	6,954,458	5,719,026
2.00% 3/1/51	728,153	588,218
2.00% 5/1/51	5,776,879	4,660,580
2.00% 8/1/51	3,536,996	2,889,276
2.00% 1/1/52	8,847,790	7,242,237
2.50% 8/1/50	11,887,115	10,189,079
2.50% 6/1/51	9,052,347	7,726,014
2.50% 8/1/51	17,665,880	15,022,383
2.50% 2/1/52	26,837,441	22,704,312
3.00% 10/1/46	573,570	513,400
3.00% 4/1/47	4,787,262	4,262,078
2    NQ- 189 [0124] 0324 (3434493)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.00% 11/1/48	1,806,196	$ 1,613,357
3.00% 12/1/49	11,203,404	9,939,673
3.00% 7/1/50	1,977,903	1,745,480
3.00% 8/1/50	1,798,398	1,588,089
3.00% 5/1/51	1,335,558	1,186,014
3.00% 7/1/51	10,565,443	9,345,604
3.00% 8/1/51	10,380,882	9,167,817
3.00% 12/1/51	1,540,114	1,361,763
3.00% 2/1/52	2,213,537	1,950,493
3.50% 2/1/47	4,179,660	3,903,507
3.50% 7/1/47	5,292,130	4,946,482
3.50% 1/1/48	2,260,512	2,094,864
3.50% 2/1/48	3,678,012	3,420,715
3.50% 12/1/49	664,910	615,979
3.50% 1/1/50	1,969,487	1,832,474
3.50% 3/1/50	2,053,821	1,909,358
3.50% 8/1/50	5,940,246	5,502,730
3.50% 1/1/52	16,786,103	15,299,684
3.50% 5/1/52	7,374,727	6,800,065
4.00% 3/1/47	4,307,406	4,142,227
4.00% 4/1/47	1,201,240	1,155,260
4.00% 10/1/48	6,181,723	5,948,346
4.00% 5/1/51	5,452,264	5,185,603
4.00% 6/1/52	2,534,454	2,386,447
4.00% 9/1/52	2,837,531	2,671,076
4.50% 7/1/40	18,568	18,127
4.50% 8/1/41	21,112	21,009
4.50% 2/1/46	15,728	15,598
4.50% 5/1/46	339,392	337,741
4.50% 4/1/48	1,550,743	1,549,883
4.50% 9/1/48	19,802	19,400
4.50% 1/1/49	10,470,006	10,304,510
4.50% 1/1/50	13,733,672	13,635,436
4.50% 4/1/50	1,786,932	1,756,502
4.50% 10/1/52	42,501,067	41,097,748
4.50% 12/1/52	8,597,025	8,313,179
4.50% 2/1/53	15,288,940	14,783,324
5.00% 7/1/47	243,381	245,562
5.00% 7/1/49	5,930,398	5,943,412
5.00% 1/1/51	6,481,827	6,486,361
5.50% 5/1/44	6,942,544	7,140,266
NQ- 189 [0124] 0324 (3434493)    3

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 10/1/52	18,024,157	$ 18,104,779
5.50% 11/1/52	9,207,006	9,291,326
6.00% 1/1/42	12,481,846	12,987,707
6.00% 6/1/53	13,062,677	13,241,989
6.00% 7/1/53	6,397,634	6,611,446
6.00% 9/1/53	18,485,069	18,738,813

Freddie Mac S.F. 15 yr 3.00% 3/1/35	20,852,859	19,758,915
Freddie Mac S.F. 20 yr
2.00% 5/1/42	4,296,375	3,644,574
2.00% 8/1/42	1,231,572	1,055,454
2.50% 6/1/41	14,561,437	12,827,946
3.00% 4/1/42	1,096,196	991,215
3.00% 6/1/42	6,133,990	5,544,654
5.00% 11/1/42	6,599,032	6,604,542
Freddie Mac S.F. 30 yr
2.00% 2/1/52	7,854,167	6,335,657
2.00% 3/1/52	4,614,590	3,721,697
2.50% 10/1/51	17,244,668	14,658,218
2.50% 12/1/51	11,219,963	9,549,834
3.00% 11/1/46	86,928	77,786
3.00% 1/1/47	4,439,223	3,962,922
3.00% 1/1/50	1,663,874	1,482,449
3.00% 7/1/50	2,348,188	2,092,231
3.00% 5/1/51	13,527,296	12,120,125
3.00% 8/1/51	3,643,885	3,217,943
3.00% 8/1/52	11,001,617	9,747,050
3.50% 11/1/48	4,906,191	4,575,050
3.50% 2/1/49	30,189,416	27,725,214
3.50% 4/1/52	18,963,152	17,332,041
4.00% 9/1/52	36,461,742	34,416,606
4.50% 1/1/49	6,388,404	6,266,853
4.50% 8/1/49	4,007,364	3,962,818
4.50% 7/1/52	4,027,482	3,898,084
4.50% 10/1/52	15,291,549	14,786,642
5.00% 7/1/52	7,124,743	7,082,694
5.00% 6/1/53	42,037,438	41,524,035
5.50% 9/1/41	4,732,211	4,873,778
5.50% 9/1/52	10,509,719	10,626,479
5.50% 11/1/52	6,251,494	6,304,329
5.50% 2/1/53	8,653,033	8,748,891
4    NQ- 189 [0124] 0324 (3434493)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 3/1/53	10,739,103	$ 10,847,232
5.50% 6/1/53	6,281,207	6,298,577
5.50% 9/1/53	11,381,946	11,498,568
6.00% 1/1/53	2,580,906	2,661,130
GNMA I S.F. 30 yr
3.00% 3/15/50	980,124	875,852
5.50% 10/15/42	4,224,286	4,355,869
GNMA II S.F. 30 yr
3.00% 8/20/50	1,806,648	1,645,678
5.00% 9/20/52	3,531,446	3,509,344
5.50% 6/20/49	6,619,575	6,749,175
Total Agency Mortgage-Backed Securities (cost $841,465,926)		800,382,090

Collateralized Debt Obligations — 1.41%
AMMC CLO Series 2018-22A A 144A 6.616% (TSFR03M + 1.29%, Floor 1.03%) 4/25/31 #, •	2,993,055	2,991,546
Apex Credit CLO Series 2018-1A A2 144A 6.616% (TSFR03M + 1.29%) 4/25/31 #, •	10,512,455	10,391,404
Black Diamond CLO DAC Series 2017-2A A2 144A 6.879% (TSFR03M + 1.56%, Floor 1.30%) 1/20/32 #, •	1,538,858	1,537,218
Catamaran CLO Series 2014-1A A1BR 144A 6.969% (TSFR03M + 1.65%) 4/22/30 #, •	5,000,000	5,001,350
Man GLG US CLO Series 2018-1A A1R 144A 6.719% (TSFR03M + 1.40%) 4/22/30 #, •	12,094,530	12,109,346
Saranac CLO VII Series 2014-2A A1AR 144A 6.859% (TSFR03M + 1.49%) 11/20/29 #, •	65,225	65,341
Signal Peak CLO Series 2018-5A A 144A 6.696% (TSFR03M + 1.37%, Floor 1.11%) 4/25/31 #, •	6,550,318	6,554,772
Venture CLO Series 2021-42A A1A 144A 6.706% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	300,000	297,775
NQ- 189 [0124] 0324 (3434493)    5

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Zais CLO Series 2021-17A A1A 144A 6.909% (TSFR03M + 1.59%, Floor 1.33%) 10/20/33 #, •	1,500,000	$ 1,503,051
Total Collateralized Debt Obligations (cost $40,516,941)		40,451,803

Corporate Bonds — 32.44%
Banking — 8.16%
Access Bank 144A 6.125% 9/21/26 #	790,000	728,698
Akbank TAS
144A 6.80% 2/6/26 #	675,000	677,565
6.80% 6/22/31 μ	400,000	393,948

Banco Continental 144A 2.75% 12/10/25 #	480,000	450,235
Banco de Credito del Peru 144A 5.85% 1/11/29 #	690,000	702,082
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	695,000	660,005
Banco GNB Sudameris 144A 7.50% 4/16/31 #, μ	745,000	636,602
Banco Industrial 144A 4.875% 1/29/31 #, μ	405,000	386,461
Banco Internacional del Peru SAA Interbank 144A 7.625% 1/16/34 #, μ	620,000	649,493
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ	320,000	316,300
Banco Santander 5.588% 8/8/28	2,000,000	2,037,105
Banco Santander Mexico 144A 7.525% 10/1/28 #, μ	425,000	442,898
Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ	725,000	707,872
Bank of America
2.482% 9/21/36 μ	13,120,000	10,535,531
5.468% 1/23/35 μ	3,625,000	3,692,928
5.819% 9/15/29 μ	5,431,000	5,617,226
6.204% 11/10/28 μ	9,100,000	9,516,674

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	6,728,000	6,628,590
Barclays
6.224% 5/9/34 μ	1,770,000	1,823,875
7.385% 11/2/28 μ	1,779,000	1,902,476
BBVA Bancomer
144A 1.875% 9/18/25 #	465,000	438,565
144A 5.875% 9/13/34 #, μ	465,000	433,172
144A 8.125% 1/8/39 #, μ	480,000	488,640

6    NQ- 189 [0124] 0324 (3434493)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Citibank 5.488% 12/4/26		5,060,000	$ 5,157,707
Citigroup 5.61% 9/29/26 μ		2,033,000	2,049,415
Citizens Bank 6.064% 10/24/25 μ		4,740,000	4,726,648
Credicorp 144A 2.75% 6/17/25 #		710,000	680,251
Credit Agricole 144A 6.316% 10/3/29 #, μ		6,755,000	7,050,242
Credit Suisse 7.95% 1/9/25		1,425,000	1,458,481
Deutsche Bank
3.729% 1/14/32 μ		3,669,000	3,082,660
6.72% 1/18/29 μ		4,496,000	4,683,331
6.819% 11/20/29 μ		3,220,000	3,384,999
7.146% 7/13/27 μ		2,310,000	2,393,420

Fifth Third Bank 5.852% 10/27/25 μ		5,875,000	5,883,969
Goldman Sachs Group 6.484% 10/24/29 μ		10,625,000	11,284,954
Hana Bank 144A 1.25% 12/16/26 #		325,000	293,069
Huntington Bancshares 6.208% 8/21/29 μ		3,615,000	3,738,582
Huntington National Bank
4.552% 5/17/28 μ		2,957,000	2,879,855
5.65% 1/10/30		1,885,000	1,912,292

ICICI Bank 144A 4.00% 3/18/26 #		345,000	336,915
ING Groep 6.083% 9/11/27 μ		1,600,000	1,633,471
JPMorgan Chase & Co.
3.109% 4/22/51 μ		1,215,000	867,594
5.012% 1/23/30 μ		2,720,000	2,734,475
5.336% 1/23/35 μ		4,055,000	4,122,512
6.254% 10/23/34 μ		1,853,000	2,008,888

KeyBank 4.15% 8/8/25		4,303,000	4,209,531
Morgan Stanley
0.495% 10/26/29 μ	EUR	4,650,000	4,358,982
2.484% 9/16/36 μ		9,638,000	7,705,628
5.164% 4/20/29 μ		9,800,000	9,868,476
5.173% 1/16/30 μ		2,170,000	2,189,362
5.25% 4/21/34 μ		1,026,000	1,026,953
5.466% 1/18/35 μ		2,425,000	2,475,662
6.138% 10/16/26 μ		2,120,000	2,160,978
6.296% 10/18/28 μ		4,028,000	4,213,292
6.407% 11/1/29 μ		2,435,000	2,581,302
6.627% 11/1/34 μ		3,315,000	3,671,207

NBK SPC 144A 1.625% 9/15/27 #, μ		1,395,000	1,269,503
Oversea-Chinese Banking 144A 1.832% 9/10/30 #, μ		455,000	430,228
PNC Bank 4.05% 7/26/28		6,875,000	6,626,114
NQ- 189 [0124] 0324 (3434493)    7

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
PNC Financial Services Group
5.676% 1/22/35 μ		2,200,000	$ 2,258,558
6.875% 10/20/34 μ		3,330,000	3,702,278

Popular 7.25% 3/13/28		1,910,000	1,982,227
Rizal Commercial Banking 6.50% 8/27/25 μ, ψ		685,000	666,151
Shinhan Bank 3.875% 3/24/26		550,000	531,614
Shinhan Financial Group 144A 5.00% 7/24/28 #		370,000	370,418
Standard Chartered 144A 6.301% 1/9/29 #, μ		590,000	607,404
SVB Financial Group
1.80% 2/2/31 ‡		2,130,000	1,424,054
4.00% 5/15/26 μ, ‡, ψ		6,135,000	134,203
4.57% 4/29/33 μ, ‡		7,192,000	4,828,817

Toronto-Dominion Bank 4.108% 6/8/27		1,870,000	1,835,611
Truist Bank 2.636% 9/17/29 μ		15,293,000	14,480,292
Truist Financial
4.95% 9/1/25 μ, ψ		4,255,000	4,154,262
7.161% 10/30/29 μ		2,381,000	2,572,102

Turkiye Garanti Bankasi 144A 7.177% 5/24/27 #, μ		675,000	668,250
UBS Group
0.25% 11/5/28 μ	EUR	2,350,000	2,243,723
144A 5.699% 2/8/35 #, μ		1,285,000	1,304,951
US Bancorp
2.491% 11/3/36 μ		8,005,000	6,283,971
4.653% 2/1/29 μ		2,558,000	2,521,597
5.384% 1/23/30 μ		1,040,000	1,052,659
5.678% 1/23/35 μ		2,310,000	2,364,589
5.727% 10/21/26 μ		555,000	560,754
6.787% 10/26/27 μ		1,475,000	1,539,376

Yapi ve Kredi Bankasi 144A 9.25% 1/17/34 #, μ		655,000	659,094
			233,764,844
Basic Industry — 0.73%
Anglo American Capital 144A 5.50% 5/2/33 #		780,000	780,524
AngloGold Ashanti Holdings 3.375% 11/1/28		480,000	433,803
BHP Billiton Finance USA 5.25% 9/8/30		6,025,000	6,220,000
Celanese US Holdings
6.05% 3/15/25		1,298,000	1,304,894
6.165% 7/15/27		1,050,000	1,076,341

CSN Resources 144A 8.875% 12/5/30 #		640,000	656,986
8    NQ- 189 [0124] 0324 (3434493)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
First Quantum Minerals
144A 6.875% 10/15/27 #		355,000	$ 321,806
144A 7.50% 4/1/25 #		270,000	267,049

ICL Group 144A 6.375% 5/31/38 #		467,000	443,328
Metinvest 144A 7.75% 10/17/29 #		730,000	490,665
Samarco Mineracao PIK, 144A 9.50% 6/30/31 #		770,000	642,222
Sasol Financing USA 144A 8.75% 5/3/29 #		760,000	774,163
Sherwin-Williams 3.30% 5/15/50		7,980,000	5,768,877
Sociedad Quimica y Minera de Chile 144A 6.50% 11/7/33 #		870,000	902,973
Vale Overseas 6.125% 6/12/33		660,000	674,946
			20,758,577
Brokerage — 0.40%
Jefferies Financial Group
2.625% 10/15/31		4,525,000	3,763,304
5.875% 7/21/28		4,600,000	4,757,442
6.50% 1/20/43		2,615,000	2,784,823
			11,305,569
Capital Goods — 1.14%
Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #		3,842,000	3,361,931
Boeing 2.196% 2/4/26		5,990,000	5,643,033
Cemex 144A 9.125% 3/14/28 #, μ, ψ		550,000	586,284
Foxconn Far East 2.50% 10/28/30		535,000	454,341
Holcim Finance Luxembourg
0.50% 4/23/31	EUR	2,400,000	2,089,954
0.625% 4/6/30	EUR	2,300,000	2,099,152

Mauser Packaging Solutions Holding 144A 7.875% 8/15/26 #		2,990,000	3,023,645
Northrop Grumman 5.20% 6/1/54		4,125,000	4,144,485
SAN Miguel Industrias 144A 3.50% 8/2/28 #		800,000	692,588
Standard Industries 144A 3.375% 1/15/31 #		2,956,000	2,516,264
Teledyne Technologies 2.25% 4/1/28		5,455,000	4,943,508
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #		470,000	471,791
UltraTech Cement 144A 2.80% 2/16/31 #		730,000	619,820
United Rentals North America 3.875% 2/15/31		1,711,000	1,545,084
West China Cement 4.95% 7/8/26		470,000	350,938
			32,542,818
NQ- 189 [0124] 0324 (3434493)    9

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications — 4.54%
Altice France 144A 5.50% 10/15/29 #	2,600,000	$ 1,918,811
America Movil 4.70% 7/21/32	685,000	669,323
American Tower 2.30% 9/15/31	9,015,000	7,462,251
AT&T
3.50% 6/1/41	2,069,000	1,644,848
3.50% 9/15/53	18,030,000	12,887,069

C&W Senior Financing 144A 6.875% 9/15/27 #	480,000	455,321
CCO Holdings 144A 4.25% 1/15/34 #	5,640,000	4,487,960
Cellnex Finance 144A 3.875% 7/7/41 #	10,698,000	8,346,565
Charter Communications Operating
3.85% 4/1/61	7,370,000	4,471,796
4.40% 12/1/61	9,909,000	6,668,173
Comcast
2.80% 1/15/51	1,378,000	903,120
4.55% 1/15/29	6,785,000	6,799,047
4.80% 5/15/33	1,395,000	1,399,847

Connect Finco 144A 6.75% 10/1/26 #	5,030,000	4,919,705
Crown Castle 1.05% 7/15/26	3,060,000	2,777,588
CSC Holdings 144A 4.625% 12/1/30 #	1,820,000	931,586
CT Trust 144A 5.125% 2/3/32 #	675,000	594,557
Directv Financing 144A 5.875% 8/15/27 #	3,586,000	3,411,831
Discovery Communications 4.00% 9/15/55	18,950,000	13,357,175
Frontier Communications Holdings
144A 5.00% 5/1/28 #	3,385,000	3,126,051
144A 5.875% 10/15/27 #	2,295,000	2,208,881

Prosus 144A 4.193% 1/19/32 #	775,000	668,767
Silknet JSC 144A 8.375% 1/31/27 #	510,000	515,100
Sprint Capital 6.875% 11/15/28	3,940,000	4,259,341
Sprint Spectrum 144A 4.738% 9/20/29 #	1,065,625	1,057,779
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #	970,000	808,490
Time Warner Cable 7.30% 7/1/38	10,225,000	10,729,310
T-Mobile USA
3.00% 2/15/41	13,210,000	9,877,709
3.75% 4/15/27	5,850,000	5,673,244
5.75% 1/15/34	1,465,000	1,544,202

Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	500,000	476,365
Verizon Communications 2.875% 11/20/50	2,755,000	1,834,154
10    NQ- 189 [0124] 0324 (3434493)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	3,745,000	$ 3,278,098
		130,164,064
Consumer Cyclical — 1.62%
Alibaba Group Holding 2.70% 2/9/41	580,000	400,550
Alsea 144A 7.75% 12/14/26 #	500,000	506,133
Amazon.com 2.50% 6/3/50	3,585,000	2,328,082
Aptiv 3.10% 12/1/51	7,951,000	5,188,240
Carnival
144A 4.00% 8/1/28 #	1,065,000	985,804
144A 7.625% 3/1/26 #	2,524,000	2,565,404
Ford Motor Credit
2.30% 2/10/25	645,000	622,768
2.90% 2/16/28	1,425,000	1,282,963
2.90% 2/10/29	940,000	825,281
4.542% 8/1/26	2,577,000	2,505,469
5.80% 3/5/27	2,995,000	3,015,019
6.798% 11/7/28	1,105,000	1,154,925
6.95% 6/10/26	1,725,000	1,770,685

Future Retail 144A 5.60% 1/22/25 #, ‡	1,295,000	9,713
General Motors 5.40% 4/1/48	2,695,000	2,461,649
Jollibee Worldwide 4.125% 1/24/26	375,000	363,736
Mercedes-Benz Finance North America 144A 5.10% 8/3/28 #	10,985,000	11,179,273
MGM China Holdings
144A 4.75% 2/1/27 #	670,000	625,982
144A 5.25% 6/18/25 #	255,000	248,805

Royal Caribbean Cruises 144A 5.50% 4/1/28 #	1,480,000	1,462,091
Sands China
3.50% 8/8/31	520,000	432,622
4.05% 1/8/26	660,000	635,990

Studio City Finance 144A 5.00% 1/15/29 #	1,065,000	910,128
VICI Properties 4.95% 2/15/30	5,195,000	5,040,163
		46,521,475
Consumer Non-Cyclical — 2.17%
Amgen
5.15% 3/2/28	1,615,000	1,644,719
5.25% 3/2/30	1,595,000	1,633,520
5.25% 3/2/33	22,110,000	22,563,739

Bimbo Bakeries USA 144A 6.40% 1/15/34 #	635,000	694,620
NQ- 189 [0124] 0324 (3434493)    11

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Central American Bottling 144A 5.25% 4/27/29 #	780,000	$ 729,643
Coca-Cola Icecek 144A 4.50% 1/20/29 #	500,000	462,400
DaVita
144A 3.75% 2/15/31 #	1,410,000	1,163,622
144A 4.625% 6/1/30 #	980,000	867,843

HCA 3.50% 7/15/51	8,126,000	5,700,074
Indofood CBP Sukses Makmur
3.541% 4/27/32	600,000	518,887
4.805% 4/27/52	415,000	332,000

InRetail Consumer 144A 3.25% 3/22/28 #	855,000	763,503
JBS USA LUX 5.50% 1/15/30	590,000	576,794
MHP Lux 144A 6.95% 4/3/26 #	715,000	582,483
Minerva Luxembourg 144A 8.875% 9/13/33 #	825,000	865,906
New York & Presbyterian Hospital 4.063% 8/1/56	130,000	106,438
Royalty Pharma
1.75% 9/2/27	3,955,000	3,558,332
3.35% 9/2/51	9,196,000	6,200,701
3.55% 9/2/50	3,376,000	2,389,436

Takeda Pharmaceutical 3.175% 7/9/50	12,660,000	8,975,608
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	400,000	385,923
6.75% 3/1/28	640,000	656,576

Zoetis 5.40% 11/14/25	930,000	939,285
		62,312,052
Electric — 3.79%
AEP Texas 5.40% 6/1/33	1,180,000	1,206,556
AES Andes 144A 7.125% 3/26/79 #, μ	565,000	543,070
Alfa Desarrollo 144A 4.55% 9/27/51 #	655,882	479,803
Appalachian Power 4.50% 8/1/32	7,755,000	7,415,920
Berkshire Hathaway Energy 2.85% 5/15/51	9,875,000	6,600,707
Calpine
144A 4.50% 2/15/28 #	895,000	851,805
144A 5.00% 2/1/31 #	3,015,000	2,737,968
144A 5.125% 3/15/28 #	893,000	852,923

Cikarang Listrindo 144A 4.95% 9/14/26 #	614,000	595,126
Continuum Energy Aura 144A 9.50% 2/24/27 #	510,000	529,760
Duke Energy 4.875% 9/16/24 μ, ψ	5,585,000	5,536,231
Duke Energy Carolinas 4.95% 1/15/33	1,945,000	1,961,448
12    NQ- 189 [0124] 0324 (3434493)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

Enel Finance America 144A 2.875% 7/12/41 #	6,725,000	$ 4,595,250
Entergy Arkansas 4.20% 4/1/49	2,570,000	2,191,857
Entergy Louisiana 4.95% 1/15/45	685,000	639,240
Entergy Texas 3.55% 9/30/49	2,160,000	1,612,513
Evergy Kansas Central 3.45% 4/15/50	3,230,000	2,359,698
Exelon 5.30% 3/15/33	1,430,000	1,446,263
Fells Point Funding Trust 144A 3.046% 1/31/27 #	6,005,000	5,668,268
JSW Hydro Energy 144A 4.125% 5/18/31 #	587,650	514,626
Louisville Gas and Electric 4.25% 4/1/49	8,025,000	6,701,379
Minejesa Capital 144A 5.625% 8/10/37 #	445,000	386,369
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	607,790	570,954
National Rural Utilities Cooperative Finance 5.80% 1/15/33	475,000	501,656
NextEra Energy Capital Holdings
3.00% 1/15/52	2,970,000	1,956,719
5.55% 3/15/54	3,290,000	3,297,468
5.749% 9/1/25	6,940,000	7,012,517
Oglethorpe Power
3.75% 8/1/50	4,332,000	3,196,066
5.05% 10/1/48	3,280,000	2,963,936
144A 6.20% 12/1/53 #	725,000	771,614

Pacific Gas & Electric 3.30% 8/1/40	13,248,000	9,825,660
PacifiCorp
5.10% 2/15/29	740,000	749,228
5.45% 2/15/34	1,260,000	1,277,630
5.80% 1/15/55	1,150,000	1,153,856

PG&E 5.25% 7/1/30	2,515,000	2,403,709
Southern 5.70% 10/15/32	1,830,000	1,909,683
Southern California Edison
4.00% 4/1/47	1,720,000	1,399,962
5.20% 6/1/34	2,770,000	2,793,546

Star Energy Geothermal Wayang Windu 144A 6.75% 4/24/33 #	555,398	555,894
Vistra 144A 7.00% 12/15/26 #, μ, ψ	3,250,000	3,156,367
Vistra Operations
144A 5.125% 5/13/25 #	4,511,000	4,478,267
144A 6.95% 10/15/33 #	3,085,000	3,262,622
		108,664,134
NQ- 189 [0124] 0324 (3434493)    13

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy — 3.43%
3R LUX 144A 9.75% 2/5/31 #	870,000	$ 868,477
BP Capital Markets 4.875% 3/22/30 μ, ψ	8,350,000	7,924,724
BP Capital Markets America 4.812% 2/13/33	2,948,000	2,946,650
Canacol Energy 144A 5.75% 11/24/28 #	765,000	527,141
Cheniere Energy Partners 4.50% 10/1/29	3,705,000	3,537,537
CNX Resources 144A 6.00% 1/15/29 #	555,000	536,752
ConocoPhillips 5.05% 9/15/33	6,945,000	7,067,741
Cosan Luxembourg 144A 7.25% 6/27/31 #	1,005,000	1,015,050
Diamondback Energy
3.125% 3/24/31	5,465,000	4,853,495
4.25% 3/15/52	3,199,000	2,572,442

EIG Pearl Holdings 144A 4.387% 11/30/46 #	545,000	417,909
Enbridge 6.70% 11/15/53	1,600,000	1,850,676
Energean Israel Finance 144A 4.875% 3/30/26 #	535,000	494,287
Energy Transfer
5.95% 5/15/54	2,265,000	2,273,219
6.10% 12/1/28	5,430,000	5,678,922
6.50% 11/15/26 μ, ψ	9,375,000	9,082,297
Enterprise Products Operating
3.20% 2/15/52	14,770,000	10,608,019
3.30% 2/15/53	670,000	490,391
5.35% 1/31/33	630,000	655,583
Galaxy Pipeline Assets Bidco
144A 2.16% 3/31/34 #	509,664	438,637
144A 2.94% 9/30/40 #	601,862	483,854

Geopark 144A 5.50% 1/17/27 #	770,000	687,112
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	860,000	881,966
Kinder Morgan
5.00% 2/1/29	1,090,000	1,093,217
5.20% 6/1/33	2,220,000	2,203,674

Kosmos Energy 144A 7.75% 5/1/27 #	950,000	898,519
Medco Maple Tree 144A 8.96% 4/27/29 #	865,000	888,247
Murphy Oil 5.875% 12/1/27	3,718,000	3,690,402
Occidental Petroleum 6.125% 1/1/31	4,155,000	4,316,256
ONEOK
5.65% 11/1/28	1,005,000	1,037,855
5.80% 11/1/30	1,280,000	1,331,050
6.05% 9/1/33	996,000	1,046,278

PDC Energy 5.75% 5/15/26	2,395,000	2,391,348
14    NQ- 189 [0124] 0324 (3434493)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Targa Resources Partners 5.00% 1/15/28	5,180,000	$ 5,103,964
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	7,605,000	6,695,717
Thaioil Treasury Center 144A 2.50% 6/18/30 #	790,000	668,341
TMS Issuer 144A 5.78% 8/23/32 #	490,000	505,902
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	460,000	440,596
		98,204,247
Finance Companies — 1.65%
AerCap Ireland Capital DAC
2.45% 10/29/26	3,595,000	3,335,979
3.00% 10/29/28	11,237,000	10,199,223
6.50% 7/15/25	3,600,000	3,651,889
Air Lease
3.00% 2/1/30	14,315,000	12,634,098
4.125% 12/15/26 μ, ψ	1,925,000	1,631,455
4.625% 10/1/28	8,915,000	8,758,097

Aviation Capital Group 144A 3.50% 11/1/27 #	7,135,000	6,650,792
Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ	505,000	492,751
		47,354,284
Financials — 0.03%
MAF Global Securities 7.875% 6/30/27 μ, ψ	540,000	558,325
RKPF Overseas 2020 A 5.125% 7/26/26	545,000	156,688
Sunac China Holdings
PIK, 144A 6.00% 9/30/26 #	930,000	126,015
PIK, 144A 6.25% 9/30/27 #	540,000	66,776
		907,804
Industrials — 0.06%
Bidvest Group UK 144A 3.625% 9/23/26 #	480,000	448,027
CK Hutchison International 23
144A 4.75% 4/21/28 #	490,000	490,074
144A 4.875% 4/21/33 #	875,000	874,553
		1,812,654
Insurance — 1.74%
AIA Group 144A 3.375% 4/7/30 #	465,000	430,727
American International Group 5.125% 3/27/33	5,205,000	5,271,435
Aon
2.90% 8/23/51	6,525,000	4,212,889
5.00% 9/12/32	4,930,000	4,936,292
NQ- 189 [0124] 0324 (3434493)    15

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
Athene Holding
3.45% 5/15/52	5,435,000	$ 3,704,336
3.95% 5/25/51	2,420,000	1,828,438

Brighthouse Financial 3.85% 12/22/51	2,738,000	1,850,798
Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	5,075,000	5,269,246
MetLife 6.40% 12/15/36	45,000	45,963
New York Life Global Funding 144A 5.45% 9/18/26 #	4,565,000	4,658,787
Sagicor Financial 144A 5.30% 5/13/28 #	710,000	676,399
UnitedHealth Group
4.20% 5/15/32	3,933,000	3,810,981
4.50% 4/15/33	13,284,000	13,089,541
		49,785,832
Local Authorities — 0.02%
Grupo Energia Bogota 144A 7.85% 11/9/33 #	625,000	678,906
		678,906
Natural Gas — 0.15%
Atmos Energy 2.85% 2/15/52	2,145,000	1,426,560
ENN Energy Holdings 144A 2.625% 9/17/30 #	755,000	655,230
Infraestructura Energetica Nova 144A 4.75% 1/15/51 #	595,000	455,197
Sempra 4.875% 10/15/25 μ, ψ	1,810,000	1,778,642
		4,315,629
Real Estate Investment Trusts — 0.42%
American Homes 4 Rent
3.625% 4/15/32	4,070,000	3,635,956
5.50% 2/1/34	2,980,000	3,012,462

CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #	820,000	625,870
Extra Space Storage 5.40% 2/1/34	4,850,000	4,853,815
		12,128,103
Technology — 1.63%
Apple 1.40% 8/5/28	2,330,000	2,067,963
Autodesk 2.40% 12/15/31	6,390,000	5,411,998
Broadcom 144A 3.469% 4/15/34 #	8,477,000	7,367,629
CDW
2.67% 12/1/26	1,425,000	1,333,870
3.276% 12/1/28	10,765,000	9,848,488

16    NQ- 189 [0124] 0324 (3434493)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)

Entegris 144A 4.75% 4/15/29 #	3,030,000	$ 2,898,905
Iron Mountain 144A 5.25% 7/15/30 #	1,700,000	1,604,895
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	5,330,000	4,812,734
Oracle
3.60% 4/1/50	4,289,000	3,158,963
4.65% 5/6/30	6,115,000	6,053,582

SK Hynix 144A 1.50% 1/19/26 #	435,000	403,465
Tencent Holdings
144A 2.88% 4/22/31 #	380,000	332,800
144A 3.68% 4/22/41 #	445,000	352,124
TSMC Global
144A 2.25% 4/23/31 #	520,000	441,603
144A 4.625% 7/22/32 #	690,000	700,488
		46,789,507
Transportation — 0.74%
Acu Petroleo Luxembourg 144A 7.50% 7/13/35 #	436,365	418,426
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	585,301	581,576
Azul Secured Finance 144A 11.93% 8/28/28 #	805,000	820,680
Burlington Northern Santa Fe 2.875% 6/15/52	3,840,000	2,630,565
ERAC USA Finance 144A 4.90% 5/1/33 #	1,600,000	1,599,586
Grupo Aeromexico 144A 8.50% 3/17/27 #	895,000	858,424
International Container Terminal Services 4.75% 6/17/30	775,000	754,887
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	400,691	366,607
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #	1,150,000	1,178,738
United Airlines
144A 4.375% 4/15/26 #	3,780,000	3,649,801
144A 4.625% 4/15/29 #	8,871,000	8,213,282
		21,072,572
Utilities — 0.02%
Aegea Finance 144A 9.00% 1/20/31 #	570,000	599,854
		599,854
Total Corporate Bonds (cost $992,536,131)		929,682,925

NQ- 189 [0124] 0324 (3434493)    17

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Government Agency Obligations — 0.85%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	495,000	$ 441,787
Abu Dhabi National Energy PJSC 144A 2.00% 4/29/28 #	745,000	665,947
Bapco Energies 7.50% 10/25/27	273,000	286,130
BOC Aviation USA 144A 4.875% 5/3/33 #	1,280,000	1,267,712
CIMB Bank 144A 2.125% 7/20/27 #	685,000	627,266
Consorcio Transmantaro 144A 5.20% 4/11/38 #	650,000	613,560
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #	450,000	309,104
144A 4.25% 7/17/42 #	400,000	314,266
Ecopetrol
5.875% 11/2/51	510,000	366,027
6.875% 4/29/30	355,000	347,317
8.375% 1/19/36	525,000	532,022

Emirates NBD Bank 2.625% 2/18/25	310,000	301,088
First Abu Dhabi Bank 4.50% 4/5/26 μ, ψ	520,000	499,777
Freeport Indonesia
144A 5.315% 4/14/32 #	530,000	516,827
144A 6.20% 4/14/52 #	450,000	435,424

Gaci First Investment 4.875% 2/14/35	546,000	520,087
Georgian Railway 4.00% 6/17/28	950,000	871,391
Greenko Power II 144A 4.30% 12/13/28 #	544,500	495,560
Huarong Finance 2017 4.75% 4/27/27	590,000	553,862
Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	371,510
KazMunayGas National
144A 4.75% 4/19/27 #	280,000	273,295
144A 5.375% 4/24/30 #	495,000	486,451

MISC Capital Two Labuan 144A 3.75% 4/6/27 #	950,000	913,183
OCP
144A 3.75% 6/23/31 #	350,000	296,753
18    NQ- 189 [0124] 0324 (3434493)

(Unaudited)
	Principal amount°	Value (US $)

Government Agency Obligations (continued)
OCP
144A 5.125% 6/23/51 #	840,000	$ 609,244

Oryx Funding 144A 5.80% 2/3/31 #	885,000	880,597
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	795,000	770,756
144A 5.25% 5/15/47 #	870,000	789,599

Petrobras Global Finance 6.50% 7/3/33	535,000	531,727
Petroleos Mexicanos
6.75% 9/21/47	1,319,000	842,438
7.69% 1/23/50	1,005,000	703,231
10.00% 2/7/33	300,000	296,872
Petronas Capital
144A 2.48% 1/28/32 #	800,000	671,881
144A 3.50% 4/21/30 #	600,000	557,388

PTTEP Treasury Center 144A 2.587% 6/10/27 #	475,000	439,484
QazaqGaz 144A 4.375% 9/26/27 #	1,445,000	1,383,443
QNB Finance 2.625% 5/12/25	760,000	731,989
Saudi Arabian Oil
144A 3.50% 11/24/70 #	210,000	134,771
144A 4.25% 4/16/39 #	1,242,000	1,078,020

Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	512,552	406,363
YPF
144A 6.95% 7/21/27 #	470,000	419,019
144A 9.50% 1/17/31 #	870,000	869,595
Total Government Agency Obligations (cost $25,991,526)		24,422,763

Municipal Bonds — 0.60%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 2.993% 7/1/24 ^	212,555	208,922
Series A-1 4.00% 7/1/35	951,451	910,130
Series A-1 4.00% 7/1/37	1,010,652	950,417
NQ- 189 [0124] 0324 (3434493)    19

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Municipal Bonds (continued)
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	16,074,564	$ 15,110,090
Total Municipal Bonds (cost $16,556,228)		17,179,559

Non-Agency Asset-Backed Securities — 1.62%
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.615% 11/25/36 ~	776,595	765,604
Contimortgage Home Equity Loan Trust Series 1996-4 A8 7.22% 1/15/28	1,163	1,072
DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	5,300,000	4,802,541
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	13,905,000	12,357,613
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	21,521,425	19,278,032
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	680,000	647,302
JPMorgan Chase Bank Series 2021-3 B 144A 0.76% 2/26/29 #	838,969	811,851
PFS Financing Series 2021-A A 144A 0.71% 4/15/26 #	4,950,000	4,899,280
Towd Point Mortgage Trust
Series 2017-1 A1 144A 2.75% 10/25/56 #, •	17,859	17,762
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	2,705,000	2,412,269
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	329,560	320,698
Total Non-Agency Asset-Backed Securities (cost $50,774,106)		46,314,024

Non-Agency Collateralized Mortgage Obligations — 2.22%
Agate Bay Mortgage Trust
Series 2015-1 B1 144A 3.655% 1/25/45 #, •	642,810	613,596
Series 2015-1 B2 144A 3.655% 1/25/45 #, •	363,468	346,574

Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	119,667	103,491
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 7.859% ( SOFR + 2.51% ) 4/25/31 #, •	23,176	23,176
Series 2019-R01 2M2 144A 7.909% (SOFR + 2.56%) 7/25/31 #, •	69,899	70,182
Series 2022-R01 1M2 144A 7.245% (SOFR + 1.90%) 12/25/41 #, •	3,900,000	3,935,260
20    NQ- 189 [0124] 0324 (3434493)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2022-R02 2M2 144A 8.345% (SOFR + 3.00%) 1/25/42 #, •	2,200,000	$ 2,255,000

Flagstar Mortgage Trust Series 2021-2 A6 144A 2.50% 4/25/51 #, •	2,660,129	2,333,476
GS Mortgage-Backed Securities Trust
Series 2021-PJ4 A8 144A 2.50% 9/25/51 #, •	5,407,853	4,751,833
Series 2021-PJ7 A2 144A 2.50% 1/25/52 #, •	5,441,617	4,421,450
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.412% 6/25/29 #, •	546,605	502,447
Series 2014-2 B2 144A 3.412% 6/25/29 #, •	216,947	199,114
Series 2015-1 B2 144A 6.676% 12/25/44 #, •	1,060,168	1,009,554
Series 2015-4 B1 144A 3.533% 6/25/45 #, •	1,367,333	1,231,003
Series 2015-4 B2 144A 3.533% 6/25/45 #, •	995,403	894,425
Series 2016-4 B1 144A 3.812% 10/25/46 #, •	907,528	839,470
Series 2016-4 B2 144A 3.812% 10/25/46 #, •	1,568,820	1,445,243
Series 2017-1 B3 144A 3.453% 1/25/47 #, •	2,719,042	2,390,518
Series 2017-2 A3 144A 3.50% 5/25/47 #, •	227,651	202,395
Series 2020-2 A3 144A 3.50% 7/25/50 #, •	213,363	190,236
Series 2020-7 A3 144A 3.00% 1/25/51 #, •	991,531	850,656
Series 2021-1 A3 144A 2.50% 6/25/51 #, •	1,838,763	1,494,760
Series 2021-10 A3 144A 2.50% 12/25/51 #, •	3,574,865	2,911,281
Series 2021-11 A3 144A 2.50% 1/25/52 #, •	8,926,346	7,247,077
Series 2021-13 A3 144A 2.50% 4/25/52 #, •	4,157,509	3,370,181
Series 2021-13 B1 144A 3.141% 4/25/52 #, •	4,717,709	3,804,522
JPMorgan Trust
Series 2015-5 B2 144A 6.815% 5/25/45 #, •	875,607	868,521
Series 2015-6 B1 144A 3.515% 10/25/45 #, •	895,731	838,326
Series 2015-6 B2 144A 3.515% 10/25/45 #, •	826,994	772,029
Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 144A 2.50% 12/25/50 #, •	3,809,081	3,098,211
Series 2021-1 A2 144A 2.50% 3/25/51 #, •	1,713,901	1,393,615
Series 2021-4 A3 144A 2.50% 7/25/51 #, •	1,711,677	1,404,645

New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	471,222	450,699
RCKT Mortgage Trust
Series 2021-1 A1 144A 2.50% 3/25/51 #, •	1,817,677	1,477,999
Series 2021-6 A1 144A 2.50% 12/25/51 #, •	3,900,076	3,161,500
Sequoia Mortgage Trust
Series 2013-4 B2 3.436% 4/25/43 •	295,091	277,088
NQ- 189 [0124] 0324 (3434493)    21

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Sequoia Mortgage Trust
Series 2015-1 B2 144A 3.93% 1/25/45 #, •	554,807	$ 527,614
Series 2015-2 B2 144A 3.762% 5/25/45 #, •	162,115	150,842
Series 2017-5 B1 144A 3.779% 8/25/47 #, •	203,693	185,397
Series 2020-4 A2 144A 2.50% 11/25/50 #, •	1,370,700	1,114,044

Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 144A 3.00% 12/25/49 #, •	550,092	471,615
Total Non-Agency Collateralized Mortgage Obligations (cost $74,684,993)		63,629,065

Non-Agency Commercial Mortgage-Backed Securities — 8.92%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	6,740,000	6,404,056
Series 2017-BNK5 B 3.896% 6/15/60 •	2,970,000	2,735,325
Series 2019-BN20 A3 3.011% 9/15/62	6,255,000	5,472,027
Series 2019-BN21 A5 2.851% 10/17/52	8,200,000	7,259,490
Series 2019-BN23 A3 2.92% 12/15/52	8,570,000	7,736,707
Series 2022-BNK39 B 3.348% 2/15/55 •	3,195,000	2,546,255
Series 2022-BNK39 C 3.379% 2/15/55 •	2,092,000	1,548,910
Series 2022-BNK40 B 3.507% 3/15/64 •	4,550,000	3,748,491
Series 2022-BNK41 A4 3.916% 4/15/65 •	6,500,000	6,030,985

Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •	30,000	27,744
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	10,673,000	10,022,581
Series 2020-B17 A5 2.289% 3/15/53	6,844,000	5,759,231
Series 2020-B19 A5 1.85% 9/15/53	835,000	671,065
Series 2020-B21 A5 1.978% 12/17/53	3,594,000	2,960,850
Series 2020-B22 A5 1.973% 1/15/54	8,455,000	6,915,628
Series 2021-B29 A5 2.388% 9/15/54	5,500,000	4,627,604
Series 2022-B32 B 3.202% 1/15/55 •	4,505,000	3,479,547
Series 2022-B32 C 3.572% 1/15/55 •	5,500,000	4,073,389
Series 2022-B33 B 3.735% 3/15/55 •	2,250,000	1,817,222
Series 2022-B33 C 3.735% 3/15/55 •	2,250,000	1,710,827

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	3,550,000	3,181,113
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	8,080,000	7,439,337
Series 2019-CF2 A5 2.874% 11/15/52	5,870,000	5,163,027
Series 2019-CF3 A4 3.006% 1/15/53	3,222,000	2,839,707
22    NQ- 189 [0124] 0324 (3434493)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	5,351,527	$ 5,125,053
Series 2017-CD6 B 3.911% 11/13/50 •	1,925,000	1,645,412
Series 2019-CD8 A4 2.912% 8/15/57	3,500,000	3,079,969

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54	10,020,000	9,565,870
Citigroup Commercial Mortgage Trust Series 2020-555 A 144A 2.647% 12/10/41 #	3,600,000	3,023,894
COMM Mortgage Trust
Series 2014-CR19 A5 3.796% 8/10/47	3,793,800	3,763,414
Series 2014-CR20 AM 3.938% 11/10/47	10,705,000	10,341,667
Series 2015-3BP A 144A 3.178% 2/10/35 #	130,000	123,949
Series 2015-CR23 A4 3.497% 5/10/48	115,000	112,093
Series 2016-CR28 A4 3.762% 2/10/49	3,290,000	3,174,583

DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	3,185,000	3,037,736
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	3,050,000	2,515,029
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	7,010,000	6,554,986
Series 2017-GS6 A3 3.433% 5/10/50	3,495,000	3,254,708
Series 2018-GS9 B 4.321% 3/10/51 •	125,000	117,204
Series 2019-GC39 A4 3.567% 5/10/52	7,311,000	6,698,720
Series 2019-GC42 A4 3.001% 9/10/52	5,440,000	4,884,373
Series 2020-GC47 A5 2.377% 5/12/53	14,745,000	12,651,338

JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.801% 8/15/48	8,998,891	8,690,744
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	290,000	270,328
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	7,199,000	6,231,238
Series 2015-JP1 A5 3.914% 1/15/49	3,925,000	3,804,771
Series 2016-JP2 AS 3.056% 8/15/49	180,000	162,204
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	3,183,314	3,153,790
Series 2015-C26 A5 3.531% 10/15/48	4,045,000	3,909,958
Series 2016-C29 A4 3.325% 5/15/49	2,595,000	2,474,331
Morgan Stanley Capital I Trust
Series 2016-BNK2 B 3.485% 11/15/49	1,500,000	1,201,099
NQ- 189 [0124] 0324 (3434493)    23

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2019-L3 A4 3.127% 11/15/52	4,000,000	$ 3,570,786
Series 2020-HR8 A4 2.041% 7/15/53	29,609,000	24,767,443
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	2,415,029	2,358,270
Series 2015-NXS3 A4 3.617% 9/15/57	2,350,000	2,271,710
Series 2016-BNK1 A3 2.652% 8/15/49	5,945,000	5,536,736
Series 2020-C58 A4 2.092% 7/15/53	4,158,000	3,473,636
Total Non-Agency Commercial Mortgage-Backed Securities (cost $293,962,562)		255,718,160

Loan Agreement — 0.17%
Standard Industries (SOFR01M + 2.36%) 9/22/28 •	4,805,649	4,806,937
Total Loan Agreement (cost $4,743,912)		4,806,937

Loan Agreements — 1.67%
Berry Global Tranche AA7.202% (SOFR01M + 1.86%) 7/1/29 •	1,782,412	1,779,533
Castlelake Aviation One DAC
8.135% (SOFR03M + 2.75%) 10/22/27 •	2,098,800	2,099,736
8.146% (SOFR03M + 2.76%) 10/22/26 •	1,299,138	1,299,138

Charter Communications Operating Tranche B-47.329% (SOFR03M + 2.00%) 12/7/30 •	2,900,000	2,859,119
Charter Communications Operating Tranche B2 7.083% (SOFR01M + 1.75%) 2/1/27 •	1,933,845	1,929,735
Commscope 8.697% (SOFR01M + 3.36%) 4/6/26 •	5,750,295	5,038,696
Connect US Finco 8.833% (SOFR01M + 3.50%) 12/11/26 •	1,874,950	1,874,774
Entegris Tranche B7.848% (SOFR03M + 2.50%) 7/6/29 •	1,732,461	1,734,146
Epicor Software Tranche C 8.697% (SOFR01M + 3.36%) 7/30/27 •	1,712,033	1,715,534
Flutter Entertainment Public Limited Company Tranche B8.97% (SOFR03M + 3.61%) 11/25/30 •	3,205,000	3,200,327
Frontier Communications Tranche B 9.197% (SOFR01M + 3.86%) 10/8/27 •	1,984,611	1,965,799
Hamilton Projects Acquiror 9.947% (SOFR01M + 4.61%) 6/17/27 •	1,375,351	1,378,467
24    NQ- 189 [0124] 0324 (3434493)

(Unaudited)
		Principal amount°	Value (US $)

Loan Agreements (continued)

Informatica 8.197% (SOFR01M + 2.86%) 10/27/28 •		1,709,550	$ 1,709,336
Mileage Plus Holdings 10.77% (SOFR03M + 5.40%) 6/21/27 •		1,505,000	1,552,886
Olympus Water US Holding Tranche B-49.566% (SOFR03M + 4.25%) 11/9/28 •		2,678,287	2,674,940
RealPage 1st Lien 8.447% (SOFR01M + 3.11%) 4/24/28 •		731,981	717,134
Scientific Games International Tranche B-18.083% (SOFR01M + 2.75%) 4/14/29 •		4,231,775	4,220,667
UKG 1st Lien 8.68% (SOFR03M + 3.35%) 5/4/26 •		2,314,382	2,315,696
USI 8.598% (SOFR03M + 3.25%) 9/27/30 •		1,281,787	1,281,253
Viasat 9.833% (SOFR01M + 4.50%) 3/2/29 •		3,366,409	3,315,212
Virgin Media Bristol Tranche Y8.79% (SOFR03M + 3.35%) 3/31/31 •		417,000	412,309
Vistra Operations Company 7.333% (SOFR01M + 2.00%) 12/20/30 •		2,874,789	2,859,762
Total Loan Agreements (cost $47,529,075)			47,934,199

Sovereign Bonds — 2.48%Δ
Albania — 0.01%
Albania Government International Bond 144A 3.50% 6/16/27 #	EUR	300,000	315,037
			315,037
Angola — 0.02%
Angolan Government International Bonds
144A 8.25% 5/9/28 #		233,000	211,052
8.25% 5/9/28		299,000	270,834
144A 8.75% 4/14/32 #		200,000	172,319
			654,205
Argentina — 0.02%
Argentine Republic Government International Bonds
0.75% 7/9/30 ~		1,596,402	648,242
1.00% 7/9/29		81,280	33,146
			681,388
NQ- 189 [0124] 0324 (3434493)    25

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Azerbaijan — 0.02%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #	603,000	$ 518,008
		518,008
Bahrain — 0.02%
Bahrain Government International Bond 144A 7.375% 5/14/30 #	600,000	620,472
		620,472
Bermuda — 0.04%
Bermuda Government International Bonds
3.375% 8/20/50	328,000	222,220
144A 5.00% 7/15/32 #	900,000	875,250
		1,097,470
Brazil — 0.03%
Brazilian Government International Bonds
4.75% 1/14/50	672,000	496,565
6.00% 10/20/33	300,000	296,674
		793,239
Chile — 0.04%
Chile Government International Bonds
3.10% 5/7/41	721,000	542,133
3.50% 1/31/34	400,000	354,205
3.50% 1/25/50	250,000	185,393
		1,081,731
Colombia — 0.03%
Colombia Government International Bonds
4.125% 2/22/42	368,000	250,790
5.00% 6/15/45	528,000	386,648
5.20% 5/15/49	200,000	148,351
		785,789
Costa Rica — 0.01%
Costa Rica Government International Bond 144A 5.625% 4/30/43 #	300,000	269,159
		269,159
Côte d'Ivoire — 0.02%
Ivory Coast Government International Bond 144A 7.625% 1/30/33 #	570,000	565,748
		565,748
26    NQ- 189 [0124] 0324 (3434493)

(Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Dominican Republic — 0.07%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #	1,152,000	$ 1,031,122
144A 5.30% 1/21/41 #	350,000	295,312
144A 5.50% 2/22/29 #	400,000	388,443
144A 7.05% 2/3/31 #	200,000	208,426
		1,923,303
Ecuador — 0.02%
Ecuador Government International Bonds
144A 3.50% 7/31/35 #, ~	759,875	312,630
144A 6.00% 7/31/30 #, ~	289,958	152,901
144A 6.61% 7/31/30 #, ^	82,079	27,512
		493,043
Egypt — 0.03%
Egypt Government International Bonds
144A 5.75% 5/29/24 #	245,000	241,704
144A 8.70% 3/1/49 #	1,080,000	670,280
		911,984
El Salvador — 0.01%
El Salvador Government International Bond 6.375% 1/18/27	357,000	319,961
		319,961
Gabon — 0.01%
Gabon Government International Bond 144A 6.625% 2/6/31 #	235,000	192,732
		192,732
Ghana — 0.01%
Ghana Government International Bond 144A 7.875% 3/26/27 #	553,000	251,943
		251,943
Guatemala — 0.01%
Guatemala Government Bonds 144A 5.25% 8/10/29 #	250,000	242,526
		242,526
Hong Kong — 0.02%
Airport Authority 144A 2.50% 1/12/32 #	530,000	458,321
		458,321
NQ- 189 [0124] 0324 (3434493)    27

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Hungary — 0.02%
Hungary Government International Bond 144A 6.75% 9/25/52 #		200,000	$ 215,430
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28		425,000	436,107
			651,537
Indonesia — 0.03%
Indonesia Government International Bonds
4.65% 9/20/32		400,000	393,961
5.25% 1/17/42		200,000	200,123

Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32		294,000	290,068
			884,152
Ivory Coast — 0.02%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	100,000	90,892
144A 6.125% 6/15/33 #		561,000	506,432
			597,324
Japan — 0.19%
Japan Government Thirty Year Bond 0.40% 3/20/50	JPY	1,119,950,000	5,502,341
			5,502,341
Jordan — 0.01%
Jordan Government International Bond 144A 5.75% 1/31/27 #		380,000	364,224
			364,224
Mexico — 0.06%
Mexico Government International Bonds
3.50% 2/12/34		756,000	634,661
4.875% 5/19/33		300,000	286,877
6.338% 5/4/53		300,000	299,791
6.35% 2/9/35		400,000	416,957
			1,638,286
Morocco — 0.01%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	200,000	204,653
144A 2.375% 12/15/27 #		200,000	179,008
			383,661
28    NQ- 189 [0124] 0324 (3434493)

(Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Nigeria — 0.04%
Nigeria Government International Bonds
7.143% 2/23/30	300,000	$ 261,944
7.375% 9/28/33	351,000	289,585
144A 7.875% 2/16/32 #	703,000	611,687
		1,163,216
Oman — 0.04%
Oman Government International Bonds
144A 6.75% 1/17/48 #	689,000	695,136
7.375% 10/28/32	363,000	404,676
		1,099,812
Pakistan — 0.00%
Pakistan Government International Bond 144A 7.375% 4/8/31 #	250,000	163,769
		163,769
Panama — 0.03%
Panama Bonos del Tesoro 3.362% 6/30/31	500,000	389,875
Panama Government International Bond 6.40% 2/14/35	426,000	403,386
		793,261
Paraguay — 0.02%
Paraguay Government International Bond 144A 5.40% 3/30/50 #	527,000	454,805
		454,805
Peru — 0.03%
Peruvian Government International Bond 2.844% 6/20/30	841,000	745,252
		745,252
Poland — 0.04%
Bank Gospodarstwa Krajowego 144A 5.375% 5/22/33 #	585,000	587,847
Republic of Poland Government International Bond 5.50% 4/4/53	462,000	467,915
		1,055,762
NQ- 189 [0124] 0324 (3434493)    29

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Qatar — 0.04%
Qatar Government International Bond 144A 4.40% 4/16/50 #		1,409,000	$ 1,237,278
			1,237,278
Republic of Korea — 0.05%
Export-Import Bank of Korea 5.125% 1/11/33		400,000	412,187
Korea Housing Finance 144A 4.625% 2/24/33 #		540,000	527,871
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #		585,000	591,499
			1,531,557
Republic of North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	200,000	210,608
			210,608
Romania — 0.03%
Romanian Government International Bonds
144A 2.625% 12/2/40 #	EUR	155,000	113,085
144A 3.375% 1/28/50 #	EUR	290,000	215,797
7.125% 1/17/33		402,000	434,912
			763,794
Saudi Arabia — 0.01%
Saudi Government International Bond 4.50% 10/26/46		471,000	402,339
			402,339
Serbia — 0.02%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	350,000	319,483
144A 3.125% 5/15/27 #	EUR	300,000	310,843
			630,326
South Africa — 0.03%
Republic of South Africa Government International Bonds
4.85% 9/30/29		230,000	210,165
4.875% 4/14/26		331,000	325,128
5.65% 9/27/47		200,000	149,380
5.75% 9/30/49		395,000	293,949
			978,622
30    NQ- 189 [0124] 0324 (3434493)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Sri Lanka — 0.02%
Sri Lanka Government International Bonds
144A 6.20% 5/11/27 #		755,000	$ 388,719
144A 7.55% 3/28/30 #		310,000	158,428
			547,147
Supranational — 0.01%
Corp Andina de Fomento 5.00% 1/24/29		400,000	401,543
			401,543
Trinidad and Tobago — 0.01%
Trinidad & Tobago Government International Bond 144A 4.50% 6/26/30 #		350,000	334,527
			334,527
Turkey — 0.06%
Hazine Mustesarligi Varlik Kiralama 144A 5.125% 6/22/26 #		450,000	433,411
Turkey Government International Bonds
7.625% 4/26/29		1,000,000	1,008,370
9.125% 7/13/30		360,000	384,633
			1,826,414
Ukraine — 0.02%
State Agency of Roads of Ukraine 144A 6.25% 6/24/30 #		1,340,000	344,378
Ukraine Government International Bond 144A 7.75% 9/1/28 #		1,104,000	282,160
			626,538
United Kingdom — 1.17%
United Kingdom Gilt 4.50% 6/7/28	GBP	25,725,000	33,593,847
			33,593,847
Uruguay — 0.02%
Uruguay Government International Bond 4.375% 1/23/31		491,711	485,743
			485,743
Total Sovereign Bonds (cost $75,636,932)			71,243,744

NQ- 189 [0124] 0324 (3434493)    31

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations — 11.45%
US Treasury Bonds
2.25% 8/15/46	19,395,000	$ 13,528,013
3.875% 2/15/43	17,660,000	16,630,754
4.125% 8/15/53	2,455,000	2,414,723
4.75% 11/15/43	5,860,000	6,205,191
4.75% 11/15/53	39,585,000	43,228,059
US Treasury Notes
3.75% 12/31/28	30,200,000	30,031,306
4.00% 1/31/29	5,855,000	5,890,679
4.00% 1/31/31	21,610,000	21,724,803
4.125% 1/15/27	1,220,000	1,219,809
4.50% 9/30/28	107,730,000	111,069,210
4.50% 11/15/33	58,260,000	60,845,287
5.125% 9/30/25	2,465,000	2,490,613

US Treasury Strip Principal 2.26% 5/15/44 ^	30,730,000	12,787,675
Total US Treasury Obligations (cost $332,486,109)		328,066,122
	Number of shares
Common Stock — 0.06%
Transportation — 0.06%
Grupo Aeromexico =, †	140,061	1,830,969
Total Common Stock (cost $2,062,361)		1,830,969

Short-Term Investments — 3.71%
Money Market Mutual Funds — 3.71%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.22%)	26,565,296	26,565,296
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.22%)	26,565,296	26,565,296
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.33%)	26,565,296	26,565,296
32    NQ- 189 [0124] 0324 (3434493)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.21%)	26,565,296	$ 26,565,296
Total Short-Term Investments (cost $106,261,184)		106,261,184
Total Value of Securities—98.35% (cost $2,985,276,700)		2,818,597,556

Receivables and Other Assets Net of Liabilities—1.65%		47,383,444
Net Assets Applicable to 372,773,820 Shares Outstanding—100.00%		$2,865,981,000
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of Rule 144A securities was $465,203,198, which represents 16.23% of the Fund’s net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at January 31, 2024.
Δ	Securities have been classified by country of risk.
NQ- 189 [0124] 0324 (3434493)    33

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at January 31, 2024:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation		Unrealized Depreciation
JPMCB	EUR	(1,674,797)	USD	1,812,076	3/22/24	$—		$(1,811)
JPMCB	GBP	(26,200,000)	USD	32,561,405	2/16/24	—		(646,118)
TD	EUR	(10,838,560)	USD	11,810,452	2/16/24	89,238		—
TD	JPY	(835,700,000)	USD	5,614,442	2/16/24	—		(78,157)
Total Forward Foreign Currency Exchange Contracts							$89,238		$(726,086)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(292)	US Treasury 02 yr Notes	$(60,051,625)	$(59,466,933)	3/28/24	$—	$(584,692)	$(141,438)
4,733	US Treasury 5 yr Notes	513,012,851	502,037,261	3/28/24	10,975,590	—	2,403,512
1,782	US Treasury 10 yr Notes	200,168,728	194,908,914	3/19/24	5,259,814	—	1,252,978
(386)	US Treasury 10 yr Ultra Notes	(45,113,750)	(44,490,150)	3/19/24	—	(623,600)	(325,687)
34    NQ- 189 [0124] 0324 (3434493)

(Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
131	US Treasury Long Bonds	$16,027,031	$15,052,035	3/19/24	$974,996	$—	$143,281
(3)	US Treasury Long Bonds	(367,031)	(344,688)	3/19/24	—	(22,343)	(3,281)
(1)	US Treasury Ultra Bonds	(129,219)	(120,669)	3/19/24	—	(8,550)	(1,344)
Total Futures Contracts			$607,575,770		$17,210,400	$(1,239,185)	$3,328,021
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation[3]
Centrally Cleared:
Protection Purchased/Moody’s Ratings:
CDX.NA.HY.41 12/20/28-Quarterly	28,116,000	5.000%	$(1,584,756)	$(1,512,730)	$(72,026)
			(1,584,756)	(1,512,730)	(72,026)
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB - Republic of Brazil 4.25% 1/7/25 Ba2 6/20/26-Quarterly	6,783,000	1.000%	(55,641)	102,259	(157,899)
NQ- 189 [0124] 0324 (3434493)    35

Schedule of investments
Delaware Diversified Income Fund   (Unaudited)
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation[3]
Over-The-Counter:Protection Purchased/Moody’s Ratings (continued):
JPMCB Mexico 10.375% 1/28/23 Baa2 6/22/26- Quarterly	5,579,000	1.000%	$(79,606)	$19,925	$(99,532)
JPMCB Mexico 10.375% 1/28/33 Baa2 6/20/28-Quarterly	2,828,000	1.000%	(23,852)	10,414	(34,266)
JPMCB Republic of Indonesia 1.00% 12/20/28 Baa2 6/20/28- Quarterly	1,253,000	1.000%	(14,111)	(7,205)	(6,906)
JPMCB Republic of South Africa 1.00% 9/20/28 Ba2 6/20/28- Quarterly	913,000	1.000%	39,473	49,011	(9,538)
Total CDS Contracts			$(1,718,493)	$(1,338,326)	$(380,167)
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
36    NQ- 189 [0124] 0324 (3434493)

(Unaudited)
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(188,646).
Summary of abbreviations:
CDS – Credit Default Swap
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TD – TD Bank
TSFR03M – 3 Month Term Secured Overnight Financing Rate
yr – Year
Summary of currencies:
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
USD – US Dollar
NQ- 189 [0124] 0324 (3434493)    37